Income Taxes (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current taxes: [Abstract]
Federal										$ 1,797.2	$ 1,233.0	$ 901.9
State										111.8	84.0	55.7
Total current taxes										1,909.0	1,317.0	957.6
Deferred taxes (benefits): [Abstract]
Federal										(58.6)	114.1	63.0
State										(9.4)	23.6	8.0
Total deferred income taxes										(68.0)	137.7	71.0
Income taxes		$ 263.2	$ 460.5	$ 527.0	$ 590.3	$ 198.9	$ 398.1	$ 377.4	$ 480.3	1,841.0	1,454.7	1,028.6
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest		584.5	1,022.9	1,261.6	1,366.6	428.7	996.9	924.6	1,149.7	$ 4,235.6	$ 3,499.9	$ 2,940.5
Tax rate										35.00%	35.00%	35.00%
Application of the tax rate										$ 1,482.5	$ 1,225.0	$ 1,029.2
Tax effect of: [Abstract]
Health insurer fee										299.9	211.9	0.0
State income taxes										63.3	78.2	44.2
Other, net										(4.7)	(60.4)	(44.8)
Income taxes		263.2	$ 460.5	$ 527.0	$ 590.3	198.9	$ 398.1	$ 377.4	$ 480.3	1,841.0	1,454.7	1,028.6
Deferred tax assets: [Abstract]
Insurance reserves		301.5				252.9				301.5	252.9
Reserve for anticipated future losses on discontinued products		268.2				199.1				268.2	199.1
Employee and postretirement benefits		220.1				290.9				220.1	290.9
Net operating losses		165.4				195.3				165.4	195.3
Investments, net		92.4				68.3				92.4	68.3
Debt fair value adjustment		32.9				43.4				32.9	43.4
Deferred revenue		20.9				24.9				20.9	24.9
Severance and facilities		17.7				9.9				17.7	9.9
Other		65.7				85.2				65.7	85.2
Gross deferred tax assets		1,184.8				1,169.9				1,184.8	1,169.9
Less: Valuation allowance		127.6				147.9				127.6	147.9
Deferred tax assets, net of valuation allowance		1,057.2				1,022.0				1,057.2	1,022.0
Deferred tax liabilities: [Abstract]
Goodwill and other acquired intangible assets		862.9				868.4				862.9	868.4
Unrealized gains on investment securities		137.9				291.5				137.9	291.5
Other		2.5				0.0				2.5	0.0
Cumulative depreciation and amortization		231.3				286.6				231.3	286.6
Total gross deferred tax liabilities		1,234.6				1,446.5				1,234.6	1,446.5
Net deferred tax assets	[1]	(177.4)				(424.5)				(177.4)	(424.5)
Classified as current assets		0.0				443.0				0.0	443.0
Classified as long-term liabilities		$ 177.4				$ 867.5				177.4	867.5
Net income taxes paid										$ 1,800.0	$ 1,600.0	$ 891.0

[1]	Includes $443.0 million classified as current assets and $867.5 million classified as long-term liabilities in our balance sheet at December 31, 2014.